Unaudited Condensed Consolidated Statements Of Changes In Shareholders’ Equity - USD ($)		Ordinary shares	Subscription receivable	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income/(loss)	Total attributable to the shareholders of the Company	Non- controlling interests	Total
Balance at Dec. 31, 2024			$ (204,000)	$ 122,505	$ (985,994)	$ 18,875	$ (1,048,614)	$ (433,143)	$ (1,481,757)
Balance (in Shares) at Dec. 31, 2024	[1]	1
Net Profit (loss)					724,975		724,975	(26,943)	698,032
Foreign currency translation adjustment				20,035		(58,968)	(38,933)	(27,593)	(66,526)
Issuance of shares under ELOC				9,177,905			9,381,905		9,381,905
Issuance of shares under ELOC (in Shares)	[1]	14
Issuance of shares under conversion			204,000
Issuance of shares under conversion (in Shares)	[1]	20
Issuance of share for warrant exercise
Issuance of share for warrant exercise (in Shares)	[1]	25
Issuance of share for business acquisition				257,500			257,500		257,500
Issuance of share for business acquisition (in Shares)	[1]	1
Balance at Jun. 30, 2025				9,577,945	(261,019)	(40,093)	9,276,833	(487,679)	8,789,154
Balance (in Shares) at Jun. 30, 2025	[1]	61
Balance at Dec. 31, 2025				17,881,176	8,893,414	(143,071)	26,631,519	(644,826)	25,986,693
Balance (in Shares) at Dec. 31, 2025	[1]	836
Net Profit (loss)					(8,035,306)		(8,035,306)	(44,086)	(8,079,392)
Foreign currency translation adjustment					(251)	(72,587)	(72,838)	(26,668)	(99,506)
Issuance of shares under ELOC				3,778,393			3,778,393		3,778,393
Issuance of shares under ELOC (in Shares)	[1]	16,102
Issuance of shares under conversion				1,664,645			1,664,645		1,664,645
Issuance of shares under conversion (in Shares)	[1]	5,955
Issuance of shares for investment in equity securities				2,851,167			2,851,166		2,851,166
Issuance of shares for investment in equity securities (in Shares)	[1]	12,731
Issuance of shares for share Incentive Plan of directors				211,360			211,360		211,360
Issuance of shares for share Incentive Plan of directors (in Shares)	[1]	395
Settlement of repurchase Forbearance liability				(600,000)			(600,000)		(600,000)
Rounding Adjustment					3		3		3
Balance at Jun. 30, 2026				$ 25,786,740	$ 857,860	$ (215,658)	$ 26,428,942	$ (715,580)	$ 25,713,362
Balance (in Shares) at Jun. 30, 2026	[1]	36,019

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in January 2026 of 1 share for every 3 existing shares issued, in March 2026 of 1 share for every 4 existing share issued, in July 2026 of 1 share for every 3 shares issued, in September 2026 of 1 share for every 3 shares issued, on October 12, 2026 of 1 share for every 4 shares issued and on October 23, 2026 of 1 share for every 8 shares issued respectively.